Assets and liabilities held for sale - Narrative (Details) $ in Millions	6 Months Ended
Dec. 31, 2025 USD ($)
EABL and Kenyan spirits business prospective sale [Member]
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Disposal, exchange loss that will be recycled to the income statement	$ 79